Investments - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Summary Of Group Share Of Joint Ventures [Line Items]
Net profit for the year	£ 1,509	£ 1,428	£ 1,656
Joint ventures [member]
Disclosure Of Summary Of Group Share Of Joint Ventures [Line Items]
Net profit for the year	£ 0